Investment Securities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Other Than Temporary Impairment Credit Losses Recognized In Earnings Credit Losses On Debt Securities Held	$ 1,100,000,000
Other Than Temporary Impairment Credit Losses Recognized In Earnings Period Increase (Decrease)
Other Than Temporary Impairment Noncredit Losses Recognized In AOCI On Debt Securities Held, net of tax
Gain on derivatives used to hedge purchase of investment securities	96,000,000
Federal National Mortgage Association Certificates And Obligations [FNMA Member]
Schedule of Investments [Line Items]
Fair value of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	26,800,000,000
Amortized cost of debt securities of a single issuer that exceeeds 10 percent of shareholders equity	$ 27,100,000,000